Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities Major Categories

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2013

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$6,592	17	(329)	6,280
Securities of U.S. states and political subdivisions	42,171	1,092	(727)	42,536
Mortgage-backed securities:
Federal agencies	119,303	1,902	(3,614)	117,591
Residential	11,060	1,433	(40)	12,453
Commercial	17,689	1,173	(115)	18,747
Total mortgage-backed securities	148,052	4,508	(3,769)	148,791
Corporate debt securities	20,391	976	(140)	21,227
Collateralized loan and other debt obligations (1)	19,610	642	(93)	20,159
Other (2)	9,232	426	(29)	9,629
Total debt securities	246,048	7,661	(5,087)	248,622
Marketable equity securities:
Perpetual preferred securities	1,703	222	(60)	1,865
Other marketable equity securities	336	1,188	(4)	1,520
Total marketable equity securities	2,039	1,410	(64)	3,385
Total available-for-sale securities	248,087	9,071	(5,151)	252,007
Held-to-maturity securities:
Federal agency mortgage-backed securities	6,304	-	(99)	6,205
Other (2)	6,042	-	-	6,042
Total held-to-maturity securities	12,346	-	(99)	12,247
Total (3)	$260,433	9,071	(5,250)	264,254

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$7,099	47	-	7,146
Securities of U.S. states and political subdivisions	37,120	2,000	(444)	38,676
Mortgage-backed securities:
Federal agencies	92,855	4,434	(4)	97,285
Residential	14,178	1,802	(49)	15,931
Commercial	18,438	1,798	(268)	19,968
Total mortgage-backed securities	125,471	8,034	(321)	133,184
Corporate debt securities	20,120	1,282	(69)	21,333
Collateralized loan and other debt obligations (1)	12,726	557	(95)	13,188
Other (2)	18,410	553	(76)	18,887
Total debt securities	220,946	12,473	(1,005)	232,414
Marketable equity securities:
Perpetual preferred securities	1,935	281	(40)	2,176
Other marketable equity securities	402	216	(9)	609
Total marketable equity securities	2,337	497	(49)	2,785
Total (3)	$223,283	12,970	(1,054)	235,199

  Includes collateralized debt obligations (CDOs) with a cost basis and fair value of $509 million and $693 million, respectively, at December 31, 2013, and $556 million and $644 million, respectively at December 31, 2012.
  Included in the “Other” category of available-for-sale securities are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $500 million and $513 million, respectively, at December 31, 2013, and $5.9 billion each at December 31, 2012. The remaining balances in the “Other” category of available-for-sale securities primarily include asset-backed securities collateralized by credit cards, student loans and home equity loans. Included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $4.3 billion each at December 31, 2013. Also included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by dealer floorplan loans with a cost basis and fair value of $1.7 billion each at December 31, 2013.
  At December 31, 2013 and 2012, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Investment Securities Gross Unrealized Losses Over And Under 12 Months

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2013

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(329)	5,786	-	-	(329)	5,786
Securities of U.S. states and political subdivisions	(399)	9,238	(328)	4,120	(727)	13,358
Mortgage-backed securities:
Federal agencies	(3,562)	67,045	(52)	1,132	(3,614)	68,177
Residential	(18)	1,242	(22)	232	(40)	1,474
Commercial	(15)	2,128	(100)	2,027	(115)	4,155
Total mortgage-backed securities	(3,595)	70,415	(174)	3,391	(3,769)	73,806
Corporate debt securities	(85)	2,542	(55)	428	(140)	2,970
Collateralized loan and other debt obligations	(55)	7,202	(38)	343	(93)	7,545
Other	(11)	1,690	(18)	365	(29)	2,055
Total debt securities	(4,474)	96,873	(613)	8,647	(5,087)	105,520
Marketable equity securities:
Perpetual preferred securities	(28)	424	(32)	308	(60)	732
Other marketable equity securities	(4)	34	-	-	(4)	34
Total marketable equity securities	(32)	458	(32)	308	(64)	766
Total available-for-sale securities	(4,506)	97,331	(645)	8,955	(5,151)	106,286
Held-to-maturity securities:
Federal agency mortgage-backed securities	(99)	6,153	-	-	(99)	6,153
Total held-to-maturity securities	(99)	6,153	-	-	(99)	6,153
Total	$(4,605)	103,484	(645)	8,955	(5,250)	112,439

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$-	-	-	-	-	-
Securities of U.S. states and political subdivisions	(55)	2,709	(389)	4,662	(444)	7,371
Mortgage-backed securities:
Federal agencies	(4)	2,247	-	-	(4)	2,247
Residential	(4)	261	(45)	1,564	(49)	1,825
Commercial	(6)	491	(262)	2,564	(268)	3,055
Total mortgage-backed securities	(14)	2,999	(307)	4,128	(321)	7,127
Corporate debt securities	(14)	1,217	(55)	305	(69)	1,522
Collateralized loan and other debt obligations	(2)	1,485	(93)	798	(95)	2,283
Other	(11)	2,153	(65)	1,010	(76)	3,163
Total debt securities	(96)	10,563	(909)	10,903	(1,005)	21,466
Marketable equity securities:
Perpetual preferred securities	(3)	116	(37)	538	(40)	654
Other marketable equity securities	(9)	48	-	-	(9)	48
Total marketable equity securities	(12)	164	(37)	538	(49)	702
Total	$(108)	10,727	(946)	11,441	(1,054)	22,168

Investment Securities Gross Unrealized Losses By Investment Grade

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2013

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(329)	5,786	-	-
Securities of U.S. states and political subdivisions	(671)	12,915	(56)	443
Mortgage-backed securities:
Federal agencies	(3,614)	68,177	-	-
Residential	(2)	177	(38)	1,297
Commercial	(46)	3,364	(69)	791
Total mortgage-backed securities	(3,662)	71,718	(107)	2,088
Corporate debt securities	(96)	2,343	(44)	627
Collateralized loan and other debt obligations	(72)	7,376	(21)	169
Other	(19)	1,874	(10)	181
Total debt securities	(4,849)	102,012	(238)	3,508
Perpetual preferred securities	(60)	732	-	-
Total available-for-sale securities	(4,909)	102,744	(238)	3,508
Held-to-maturity securities:
Federal agency mortgage-backed securities	(99)	6,153	-	-
Total held-to-maturity securities	(99)	6,153	-	-
Total	$(5,008)	108,897	(238)	3,508

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$-	-	-	-
Securities of U.S. states and political subdivisions	(378)	6,839	(66)	532
Mortgage-backed securities:
Federal agencies	(4)	2,247	-	-
Residential	(3)	78	(46)	1,747
Commercial	(31)	2,110	(237)	945
Total mortgage-backed securities	(38)	4,435	(283)	2,692
Corporate debt securities	(19)	1,112	(50)	410
Collateralized loan and other debt obligations	(49)	2,065	(46)	218
Other	(49)	3,034	(27)	129
Total debt securities	(533)	17,485	(472)	3,981
Perpetual preferred securities	(40)	654	-	-
Total	$(573)	18,139	(472)	3,981

Debt Securities Available For Sale Contractual Maturities

			Remaining contractual maturity
					After one year		After five years
	Total		Within one year		through five years		through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2013

Available-for-sale securities (1):
Securities of U.S. Treasury
and federal agencies	$6,280	1.66%	$86	0.54%	$701	1.45%	$5,493	1.71%	$-	-%
Securities of U.S. states and
political subdivisions	42,536	5.30	4,915	1.84	7,901	2.19	3,151	5.19	26,569	6.89
Mortgage-backed securities:
Federal agencies	117,591	3.33	1	7.14	398	2.71	956	3.46	116,236	3.33
Residential	12,453	4.31	-	-	-	-	113	5.43	12,340	4.30
Commercial	18,747	5.24	-	-	52	3.33	59	0.96	18,636	5.26
Total mortgage-backed
securities	148,791	3.65	1	7.14	450	2.78	1,128	3.52	147,212	3.66
Corporate debt securities	21,227	4.18	6,136	2.06	7,255	4.22	6,528	5.80	1,308	5.77
Collateralized loan and
other debt obligations	20,159	1.59	40	0.25	1,100	0.63	7,750	1.29	11,269	1.89
Other	9,629	1.80	906	2.53	2,977	1.74	1,243	1.64	4,503	1.73
Total debt securities
at fair value	$248,622	3.69%	$12,084	1.99%	$20,384	2.75%	$25,293	3.14%	$190,861	3.97%

Held-to-maturity securities (1):
Federal agency mortgage-
backed securities (2)	$6,205	3.90%	$-	-%	$-	-%	$-	-%	$6,205	3.90%
Other (3)	6,042	1.89	195	1.72	4,468	1.87	1,379	1.98	-	-
Total held-to-maturity
securities at fair value	$12,247	2.92%	$195	1.72%	$4,468	1.87%	$1,379	1.98%	$6,205	3.90%

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury
and federal agencies	$7,146	1.59%	$376	0.43%	$661	1.24%	$6,109	1.70%	$-	-%
Securities of U.S. states and
political subdivisions	38,676	5.29	1,861	2.61	11,620	2.18	3,380	5.51	21,815	7.15
Mortgage-backed securities:
Federal agencies	97,285	3.82	1	5.40	106	4.87	1,144	3.41	96,034	3.83
Residential	15,931	4.38	-	-	-	-	569	2.06	15,362	4.47
Commercial	19,968	5.33	-	-	78	3.69	101	2.84	19,789	5.35
Total mortgage-backed
securities	133,184	4.12	1	5.40	184	4.37	1,814	2.95	131,185	4.13
Corporate debt securities	21,333	4.26	1,037	4.29	12,792	3.19	6,099	6.14	1,405	5.88
Collateralized loan and
other debt obligations	13,188	1.35	44	0.96	1,246	0.71	7,376	1.01	4,522	2.08
Other	18,887	1.85	1,715	1.14	9,589	1.75	3,274	2.11	4,309	2.14
Total debt securities
at fair value	$232,414	3.91%	$5,034	2.28%	$36,092	2.37%	$28,052	3.07%	$163,236	4.44%

(1)		Weighted-average yields displayed by maturity bucket are weighted based on fair value for available-for-sale securities and amortized cost for held-to-maturity securities.
(2)		Total amortized cost of federal agency mortgage-backed securities was $6.3 billion at December 31, 2013, with a remaining contractual maturity of after ten years.
(3)		Total amortized cost of other debt securities was $6.0 billion at December 31, 2013, with remaining contractual maturities of within one year, after one year through five years, and after five years through ten years of $0.2 billion, $4.4 billion and $1.4 billion, respectively, at December 31, 2013.

Investment Securities Realized Gains And Losses

	Year ended December 31,
(in millions)	2013	2012	2011
Gross realized gains	$492	600	1,305
Gross realized losses	(24)	(73)	(70)
OTTI write-downs	(183)	(256)	(541)
Net realized gains from investment securities	285	271	694
Net realized gains from nonmarketable equity investments	1,158	1,086	842
Net realized gains from debt securities and equity investments	$1,443	1,357	1,536

Debt Securities Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2013	2012	2011
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$2	16	2
Mortgage-backed securities:
Federal agencies	1	-	-
Residential	72	84	252
Commercial	53	86	101
Corporate debt securities	4	11	3
Collateralized loan and other debt obligations	-	1	1
Other debt securities	26	42	64
Total debt securities	158	240	423
Equity securities:
Marketable equity securities:
Perpetual preferred securities	-	12	96
Other marketable equity securities	25	4	22
Total marketable equity securities	25	16	118
Total investment securities	183	256	541
Nonmarketable equity investments	161	160	170
Total OTTI write-downs included in earnings	$344	416	711

	Year ended December 31,
(in millions)	2013	2012	2011
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$107	237	422
Intent-to-sell OTTI	51	3	1
Total recorded as part of gross realized losses	158	240	423
Changes to OCI for increase (decrease) in non-credit-related OTTI (1):
U.S. states and political subdivisions	(2)	1	(1)
Residential mortgage-backed securities	(27)	(178)	(171)
Commercial mortgage-backed securities	(90)	(88)	105
Corporate debt securities	-	1	2
Collateralized loan and other debt obligations	(1)	(1)	4
Other debt securities	1	28	(13)
Total changes to OCI for non-credit-related OTTI	(119)	(237)	(74)
Total OTTI losses recorded on debt securities	$39	3	349

  Represents amounts recorded to OCI for impairment, due to factors other than credit, on debt securities that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of securities due to factors other than credit.

Credit Loss Component Of Credit-Impaired Debt Securities

	Year ended December 31,
(in millions)	2013	2012	2011
Credit loss component, beginning of year	$1,289	1,272	1,043
Additions:
Initial credit impairments	21	55	87
Subsequent credit impairments	86	182	335
Total additions	107	237	422
Reductions:
For securities sold or matured	(194)	(194)	(160)
For securities derecognized due to changes in consolidation status of variable interest entities	-	-	(2)
For recoveries of previous credit impairments (1)	(31)	(26)	(31)
Total reductions	(225)	(220)	(193)
Credit loss component, end of year	$1,171	1,289	1,272

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

Credit Loss Component Of Residential Mortgage Backed Securities Inputs To Measure

	Year ended December 31,
($ in millions)	2013	2012	2011
Credit impairment losses on residential MBS
Investment grade	$-	-	5
Non-investment grade	72	84	247
Total credit impairment losses on residential MBS	$72	84	252

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan loss rate (1):
Range (2)	0-20%	1-44	0-48
Credit impairment loss rate distribution (3):
0 - 10% range	91	77	42
10 - 20% range	8	11	18
20 - 30% range	1	4	28
Greater than 30%	-	8	12
Weighted average loss rate (4)	6	8	12
Current subordination levels (5):
Range (2)	0-41	0-57	0-25
Weighted average (4)	-	2	4
Prepayment speed (annual CPR (6)):
Range (2)	4-27	5-29	3-19
Weighted average (4)	16	15	11

  Represents future expected credit losses on each pool of loans underlying respective securities expressed as a percentage of the total current outstanding loan balance of the pool for each respective security.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 91% of credit impairment losses recognized in earnings for the year ended December 31, 2013, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection provided by tranches subordinate to our security holdings (subordination), expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.